Inventories, net (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories, net
Crude oil	$ 1,719,426	$ 1,965,022
Fuels and petrochemicals	1,407,297	1,876,247
Materials for the production of goods	1,927,237	1,816,830
Current inventories	$ 5,053,960	$ 5,658,099